Employee Stock And Incentive Plan (Summary Of Stock Options Exercised And Vested) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock-Based Compensation [Abstract]
Intrinsic value of options exercised	$ 10,410	$ 5,547	$ 3,071
Fair value of options vested	$ 500	$ 1,318	$ 2,077